Debt Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term Debt, Fair Value	$ 2,883.4	$ 3,240.6